Schedule of tax loss carryforwards expire (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Total	€ 57,167,652	€ 48,679,000	€ 38,542,051
No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Total	5,487,085	5,487,085	5,487,085
No Expiration Date DL 98/2011 [Member]
Operating Loss Carryforwards [Line Items]
Total	€ 51,680,567	€ 43,191,915	€ 33,054,966